Warrants (Details Narrative) (USD $)		0 Months Ended	6 Months Ended
	Feb. 27, 2012 Purea	Feb. 28, 2012 March 2011Warrants	Jun. 30, 2012 March 2011Warrants Purea
Class of Warrant or Right [Line Items]
Expiration period			5 years
Initial exercise price based on securities sold in Target Transaction Financing (in percent)			120.00%
Description of entitlement to purchase shares, securities and units			Equal to the Warrant Coverage (as defined below) (a) multiplied by the principal amount of the Note (the “Purchase Price”) and (b) divided by the Financing Share Price.
Description of calculation of warrant coverage			(i) 50% if closed on or prior to 120 days, (ii) 75% if closed after 120 days but before 150 days and (iii) 100%, if closed after 150 days after the closing of the Private Placement.
Replacement warrants issued		1,000,000
Expiration period		4 years
Warrants remain outstanding			1,000,000
Exercise price (in dollars per unit)	0.60		0.6
Initial exercise price (in dollars per share)			$ 0.6